Lease Commitments And Notes Payable (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Lease Commitments And Notes Payable [Line Items]
Line of credit expiration date	December 2012	December 2012
Notes payable, maximum interest rates range		6.10%
Notes payable, payment terms, years		3
Operating leases expiration date		May 2022
Rent expenses related to operating leases		$ 6,500,000	$ 4,000,000	$ 2,900,000
Computer Equipment And Software [Member]
Lease Commitments And Notes Payable [Line Items]
Cost of capital leases		61,200,000	54,000,000
Accumulated depreciation		43,700,000	39,400,000
Hewlett-Packard Financial Services Company [Member]
Lease Commitments And Notes Payable [Line Items]
Equipment lease line, payment term, months		36
Amount of purchase option at the end of the term under equipment lease		$ 1
Hewlett-Packard Financial Services Company [Member] | Minimum [Member]
Lease Commitments And Notes Payable [Line Items]
Equipment lease line, interest rates		2.97%
Hewlett-Packard Financial Services Company [Member] | Maximum [Member]
Lease Commitments And Notes Payable [Line Items]
Equipment lease line, interest rates		6.40%
PNC Equipment Finance, LLC [Member]
Lease Commitments And Notes Payable [Line Items]
Line of credit expiration date		August 2012